Transactions with Related Parties	12 Months Ended
Dec. 31, 2021
Disclosure Of Transactions Between Related Parties [Abstract]
Transactions with Related Parties
23.	TRANSACTIONS WITH RELATED PARTIES

Balances and transactions between the companies and its subsidiaries which are related parties of the Company, have been eliminated on consolidation and are not disclosed in this note. Besides information disclosed elsewhere in the other notes, details of transactions between the Company and other related parties are disclosed as follows.

a.	Related party name and category

Related Party Name	Related Party Category

JANK Howden Pty Ltd	Related party in substance
Key Management Personnel	Key Management Personnel/Other

b.	Loans from related parties

Related Party Category/Name	December 31, 2020	December 31, 2021
Related party in substance / JANK Howden Pty Ltd	$500,000	$-
Key Management Personnel / Others	50,000	-
	$550,000	$-

Interest Payable

Related Party Category/Name	December 31, 2020	December 31, 2021
Related party in substance / JANK Howden Pty Ltd	$61,711	$-
Key Management Personnel / Others	6,201	-
	$67,912	$-

Interest expense

	For the year ended December 31
Related Party Category/Name	2019	2020	2021
Related party in substance / JANK Howden Pty Ltd	$12,337	$96,272	$45,522
Key Management Personnel / Others	1,234	9,627	4,552
	$13,571	$105,899	$50,074

The loans from the related parties are unsecured.

c.	Compensation of Key Management Personnel
	For the year ended December 31
Related Party Category/Name	2019	2020	2021
Short-term employee benefits	$2,918,180	$2,368,143	$2,881,215
Post-employment benefits	105,449	99,217	112,095
Share-based payments recognised	29,176	138,794	2,048,669
	$3,052,805	$2,606,154	$5,041,979

The remuneration of directors and key executives was determined by the remuneration committee based on the performance of individuals and market trends.